Intangible assets (Tables)	6 Months Ended
Jun. 30, 2023
Intangible assets and goodwill [abstract]
Schedule of Intangible Assets

(CHF in millions)	Patents, licenses and other rights	Software	Goodwill	Total

Cost at January 1, 2022	52.8	21.4	1.8	76.0
Accumulated Depreciation at January 1, 2022	(10.9)	(7.6)	—	(18.5)
Net book amount at January 1, 2022	41.9	13.8	1.8	57.5

Six month period ended June 30, 2022
Opening net book amounts	41.9	13.8	1.8	57.5
Additions	0.2	3.4	—	3.6
Depreciation	(2.0)	(2.1)	—	(4.1)
Net book value at June 30, 2022	40.0	15.1	1.8	57.0

Cost at June 30, 2022	53.0	24.9	1.8	79.7
Accumulated Depreciation at June 30, 2022	(12.9)	(9.7)	—	(22.7)
Net book amount at June 30, 2022	40.0	15.1	1.8	57.0

Cost at January 1, 2023	69.2	25.9	1.8	96.9
Accumulated Depreciation at January 1, 2023	(15.0)	(11.6)	—	(26.6)
Net book amount at January 1, 2023	54.2	14.4	1.8	70.3

Six month period ended June 30, 2023
Opening net book amounts	54.2	14.4	1.8	70.3
Additions	0.1	1.9	—	2.0
Depreciation	(2.2)	(2.7)	—	(4.9)
Net book value at June 30, 2023	52.1	13.5	1.8	67.4

Cost at June 30, 2023	69.3	27.8	1.8	98.9
Accumulated Depreciation at June 30, 2023	(17.2)	(14.2)	—	(31.5)
Net book amount at June 30, 2023	52.1	13.5	1.8	67.4